Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended
	Feb. 10, 2022 USD ($) anniversary	Jan. 25, 2022 USD ($) $ / shares shares	Jan. 18, 2022 USD ($) $ / shares shares	Jan. 24, 2022	Jul. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 23, 2021 USD ($)
Schedule of Reverse Recapitalization [Line Items]
Proceeds from reverse recapitalization | $		$ 168,000				$ 0	$ 167,504
Redeemable preferred shares outstanding (in shares)							0	2,033,230
Conversion of Series X preferred stock in connection with the reverse recapitalization (in shares)							2,033,230
Exchange ratio				3.3028		3.3028
Shares issued for Cantor loan repayment
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities | $							$ 7,880
Cantor Fitzgerald Securities | Shares issued for Cantor loan repayment | Cantor Loan
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $									$ 7,500
Liberty
Schedule of Reverse Recapitalization [Line Items]
Proceeds from issuance or sale of equity | $			$ 150,000
Common Stock
Schedule of Reverse Recapitalization [Line Items]
Conversion of Series X preferred stock in connection with the reverse recapitalization (in shares)							2,140,340
Common Stock | Shares issued for Cantor loan repayment
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)			788,021				788,021
Additional paid-in capital | Shares issued for Cantor loan repayment
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities | $							$ 7,880
PIPE Warrant
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities | $							$ 47,430
PIPE Warrant | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)							6,108,332
PIPE Warrant | Additional paid-in capital
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities | $							$ 47,430
Forward Purchase Contract Warrant
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities | $							$ 10,000
Forward Purchase Contract Warrant | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)					333,333
Stock issued during period, shares, conversion of preferred stock (in shares)					1,250,000		1,250,000
Forward Purchase Contract Warrant | Additional paid-in capital
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities | $					$ 10,000		$ 10,000
Liberty Subscription Agreement - $10 | Liberty
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in usd per share) | $ / shares			$ 10.00
Liberty Subscription Agreement - $15 | Liberty
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in usd per share) | $ / shares			15.00
Liberty Warrants and Liberty Advisory Fee Warrant | Liberty Manager
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in usd per share) | $ / shares			$ 10.00
Class of warrant or right, advisory fee | $	$ 1,250					$ 7,500
Class of warrant or right, anniversary period	18 months
Number of successive anniversaries that advisory fee will be paid | anniversary	5
Common Class A
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		5,816,770
Conversion of Series X preferred stock in connection with the reverse recapitalization (in shares)		2,140,340
Common Class A | Liberty | Private Placement
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			20,000,000
Common Class A | CF V shares | Transaction Fee Payment
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			2,058,229
Sale of stock, consideration received on transaction | $			$ 5,000
Common Class A | PIPE Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)		2,500,000
Warrant price (in usd per share) | $ / shares		$ 20.00
Proceeds from issuance or sale of equity | $		$ 58,200
Common Class A | Forward Purchase Contract Warrant | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in usd per share) | $ / shares					$ 11.50
Common Class A | Liberty Subscription Agreement - $10 | Liberty
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)			5,000,000
Common Class A | Liberty Subscription Agreement - $15 | Liberty
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)			15,000,000
Common Class A | Liberty Warrants and Liberty Advisory Fee Warrant | Liberty Manager
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)			2,500,000
Redeemable Series X preferred stockholders
Schedule of Reverse Recapitalization [Line Items]
Redeemable preferred shares outstanding (in shares)		2,033,230				0
Preferred stock dividends | $		$ 21,400